Land use rights (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Quantitative Information About Land Use Right [Abstract]
Summary of quantitative information about land use right

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
Net book amount at January 1	-	1,495
Additions	1,504	1,052
Amortization charge	(9)	(67)
Net book amount at December 31	1,495	2,480